Inventories	12 Months Ended
Dec. 31, 2013
Inventories [Abstract]
Inventories	Note 5 - Inventories
	December 31
	2012	2013
	US$ thousands

Raw materials and components	5,971	9,041
Products in process	6,908	13,081
Finished products	1,916	6,656
	14,795	28,778